OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 11,213.8	$ 9,834.1
Total liabilities	6,237.8	5,531.5
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total assets	7,263.4	6,131.8
Total liabilities	1,369.1	1,260.1
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total assets	3,000.6	2,869.3
Total liabilities	1,009.3	828.1
Unallocated amounts
Disclosure of operating segments [line items]
Total assets	949.8	833.0
Total liabilities	$ 3,859.4	$ 3,443.3